Lincoln Ensemble® III VUL
The Lincoln National Life Insurance Company
Updating Summary Prospectus for Existing Owners
May 1, 2025

Lincoln Life Flexible Premium Variable Life Account JF-A

The updating summary prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Updated Information about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy, and not all changes may be applicable to you.
Summary of Policy Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Separate Account, changed to 2323 Grand Boulevard, 5th Floor, Kansas City, MO 64108.
•
Effective May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”).
Summary of Fund Changes:
The following is a summary of changes to the list of funds available under the Policy. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A – Funds Available Under The Policy.
Fund Additions:
•
LVIP American Century Ultra® Fund (Standard Class)
Fund Reorganizations:
•
On August 23, 2024, the LVIP Wellington Capital Growth Fund was reorganized into the LVIP American Century Ultra® Fund and is no longer available as an investment option.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender or partial withdrawal, for up to 9 years from the date of the Policy and up to 9 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $47.04 (4.704%) per $1,000
of the Specified Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $4,704.
•Policy Charges and Fees
Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer
Policy Value between Divisions, take a partial withdrawal or exercise certain benefits.
•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, Mortality and Expense
Risk Charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:
•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Portfolio Fees and Expenses*	0.17%	1.84%
*As a percentage of Portfolio assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for up to 9 years from the Policy Date and up to 9 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees
2

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a General Account investment option) has its own unique risks. You should review each Portfolio’s prospectus before making an investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
General Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Divisions you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has Lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge for each transfer between Divisions in excess of 24 transfers per year.
•We reserve the right to add, remove, or substitute Divisions as investment options under the Policy, subject to state or federal laws and regulations. A Portfolio may be merged into another Portfolio. A
Portfolio may discontinue offering their shares to the Divisions.
•There are significant limitations on your right to transfer amounts in the General Account and, due to these limitations, if you want to transfer the entire balance of the General Account to one or more
Divisions, it may take several years to do so.
•Charges & Fees Assessed Against The Separate Account •Fund Additions, Deletions or Substitutions •Transfers
3

	RESTRICTIONS	Location in Prospectus
Optional Benefits
•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-
dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
•Riders
	TAXES	Location in Prospectus
Tax Implications
•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the
Policy.
•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
•Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Investment professionals typically receive compensation for selling the
Policy to investors.
•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the
investment professional is not compensated (or compensated less).
•Registered representatives may be eligible for certain cash and non-
cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-
cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
•Distribution of the Policies and Compensation
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
•Change of Plan (located in the SAI)
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APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company	0.59%	31.61%	18.83%	16.58%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company	0.53%	24.23%	13.01%	12.20%
To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000((Reg. TM)) Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	0.68%[2]	10.89%	6.77%	7.23%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.56%	33.79%	17.04%	13.62%
Reasonable income with consideration of the potential for capital appreciation.	Fidelity® VIP Equity- Income Portfolio - Initial Class	0.47%	15.35%	10.08%	9.21%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.56%	30.39%	18.93%	16.63%
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	0.63%	1.50%	0.20%	1.68%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	17.18%	11.06%	8.94%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 2	0.90%[2]	11.71%	8.36%	8.17%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term growth of capital.	Goldman Sachs VIT Strategic Growth Fund - Institutional Shares	0.71%[2]	32.37%	16.76%	14.90%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	25.93%	12.42%	13.32%
Capital growth.	LVIP American Century International Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.95%[2]	2.61%	3.54%	4.93%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	N/A	N/A	N/A
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	9.29%	8.41%	8.01%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	19.23%	9.20%	9.12%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	20.35%	12.89%	11.41%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	12.54%	8.93%	6.04%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	7.71%	2.88%	3.71%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.75%[2]	11.15%	4.11%	4.47%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.19%	3.66%	4.14%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	4.94%	2.23%	1.48%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.67%[2]	7.96%	3.89%	4.24%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	15.44%	9.11%	6.31%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] advised by Lincoln Financial Investments Corporation	0.72%	1.25%	-0.31%	1.21%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation	0.74%[2]	6.66%	3.68%	4.23%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	8.10%	6.25%	7.97%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	11.84%	8.10%	8.70%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.60%[2]	9.97%	5.20%	4.50%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4] advised by Lincoln Financial Investments Corporation	0.23%	24.73%	14.24%	12.84%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	11.14%	6.97%	7.38%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	8.81%	5.52%	5.33%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	10.43%	6.90%	6.08%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	13.04%	8.61%	7.05%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.77%[2]	12.32%	9.11%	8.10%
Capital Appreciation.	MFS® VIT Research Series - Initial Class advised by Massachusetts Financial Services Company This fund is available only to Policyholders who were allocating Net Premium to the Portfolio effective May 1, 2004.	0.76%[2]	18.87%	11.88%	11.66%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.79%[2]	11.66%	5.88%	6.29%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.79%	2.53%	-0.03%	1.53%
Investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “index”).	ProFund® VP Asia 30	1.68%[2]	11.56%	-0.58%	1.93%
Investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “index”).	ProFund® VP Europe 30	1.68%[2]	4.35%	5.03%	4.05%
Investment results, before fees and expenses, that track the performance of the S&P Financial Select Sector Index.	ProFund® VP Financials	1.68%[2]	28.45%	9.67%	9.53%
Investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index (the “index”).	ProFund® VP Health Care	1.68%[2]	0.82%	5.85%	7.27%
Investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the “index”).	ProFund® VP Large-Cap Growth	1.68%[2]	33.78%	15.07%	13.29%
Investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the “index”).	ProFund® VP Large-Cap Value	1.68%[2]	10.42%	8.71%	8.18%
Daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond.	ProFund® VP Rising Rates Opportunity	1.66%	19.00%	7.05%	-0.06%
Investment results, before fees and expenses, that correspond to the performance of the S&P Small Cap 600® Growth Index.	ProFund® VP Small-Cap Growth	1.68%[2]	7.80%	6.41%	7.73%
Investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “index”).	ProFund® VP Small-Cap Value	1.68%[2]	5.87%	6.35%	6.37%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Investment results, before fees and expenses, that track the performance of the S&P Technology Select Sector Index.	ProFund® VP Technology	1.66%	19.80%	18.90%	18.02%
Daily results that correspond to one and one-quarter times the daily price movement of the most recently issued 30 years US Treasury Bond.	ProFund® VP U.S. Government Plus	1.38%[2]	- 12.83%	- 10.63%	-4.12%
Long-term capital appreciation.	T. Rowe Price Mid-Cap Growth Portfolio - Class II This fund is available only to Policyholders who were allocating Net Premium to the Portfolio effective May 1, 2004.	1.08%	9.04%	7.35%	9.85%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 2	1.06%[2]	-1.00%	2.60%	2.38%
Track the performance of the CRSP US Mid Cap Index that measures the investment return of mid- capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	15.08%	9.70%	9.41%
To provide a high level of income and moderate long-term capital appreciation by tracking the performance of the MSCI US Investable Market Real Estate 25/50 Index.	Vanguard® VIF Real Estate Index Portfolio	0.26%	4.74%	2.84%	4.99%
To provide long-term capital appreciation.	Vanguard® VIF Small Company Growth Portfolio advised by ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	0.29%	11.38%	6.96%	8.66%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
2
This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Macquarie Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.

This updating summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Policy, both dated May 1, 2025, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-144272; 811-04160
EDGAR Contract Identifier C000052169